Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
THE PROCTER & GAMBLE SAVINGS PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4a — SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED JUNE 30, 2025

EIN: 31-0411980
PLAN: 042

	Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51
Year ended June 30, 2022 participant contribution transferred late to the Plan	$—	$41,868	$—	$—
Year ended June 30, 2023 participant contribution transferred late to the Plan	$—	$31,400	$—	$—